                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-8322
                                  ----------------------------------------------

             State Street Research Securities Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  10/31/03
                        -----------------
Date of reporting period:  11/01/02 - 10/31/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.

[BACKGROUND GRAPHIC]

                                                    [LOGO] STATE STREET RESEARCH
[PHOTO]
Legacy Fund

October 31, 2003


                                                   Annual Report to Shareholders

Table of Contents

3    Performance Discussion

6    Portfolio Holdings

8    Financial Statements

12   Financial Highlights

14   Independent Auditors'
     Report

16   Trustees and Officers

FROM THE CHAIRMAN
         State Street Research

Optimism in the Economy

The uncertainty that plagued the markets early in the 12-month period covered by this report, gave way to optimism as economic news improved. Low short-term interest rates, a significant income tax cut and higher government spending worked together to boost economic growth to its highest level in four years. Housing sales remained strong, although auto sales slipped late in the period. Corporate profits staged a solid rebound. The employment picture brightened during the month of October, as payrolls grew for the third consecutive month.

A Weak Start, Then Stocks Move Higher

The economy's weak showing held stocks back early in the period as investors backed away from risk in the buildup to war with Iraq. However, in the second quarter of 2003 stocks began an impressive rally that continued until the last weeks of the period and rebounded again in October. Technology stocks were the strongest performers. Consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and growth stocks significantly outpaced value. Although all stock market indexes reported solid gains for the period, they were trimmed somewhat in the final weeks of September after news that consumer confidence had dropped and rebounded again in October.

Bonds Retreat in Second Half

As investors began to add risk back into their portfolios, lower-quality segments of the bond market staged an impressive comeback. High-yield bonds and emerging market bonds were the period's strongest performers. However, as interest rates began to climb and as investors moved money into the stock market, bonds gave back some of their gains in the second half of the period. Mortgage bonds lagged as mortgage prepayment activity heated up in the spring. Municipal bonds were hurt by concerns over state budget deficits and revenue shortfalls.

Looking Ahead

A revival for riskier segments of both the stock and bond markets took many investors by surprise over the past year. Yet, it provided an excellent reminder that the best way to take advantage of the market's strongest gains is to own a diversified portfolio of stocks and bonds. We hope you will take time to talk to your financial advisor about diversification. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,


/s/ Richard S. Davis

Richard S. Davis
Chairman

October 31, 2003

--------------------------------------------------------------------------------

A Special Message on Recent News

Recent articles in the press have highlighted investigations into after-hours trading and frequent-trading practices in the mutual fund industry. These are serious matters, and we want to assure you that State Street Research is committed to maintaining full compliance with all legal requirements and ethical standards regarding these and other mutual fund trading practices. In fact, our mutual fund trading processes are designed to prevent these types of activities from taking place, and we are committed to maintaining their integrity. Our trade processing procedures carefully track the forward-pricing requirements contained in federal regulations and in our funds' prospectuses. We closely monitor trading in our funds and take measures to prevent market timing whenever it is identified. Furthermore, we do not enter into any special arrangements that would permit investors to avoid the forward-pricing or market-timing provisions of our prospectuses.

In recent weeks, we have carefully reviewed our trading policies, procedures and operations. In addition, our firm recommended early on that the funds' Trustees engage an independent accounting firm, which has been reviewing trading issues on behalf of our funds' Audit Committee. While there is always more work that can be done, I am pleased to report that we believe our processes are working effectively, based on our preliminary findings. We understand that our relationship with our shareholders is based on trust, and we are committed to acting in the best interests of our shareholders at all times.

--------------------------------------------------------------------------------

----------------
PERFORMANCE
----------------
          Discussion as of October 31, 2003

How State Street Research Legacy Fund Performed

State Street Research Legacy Fund returned 19.58% for the 12-month period ended October 31, 2003.(1) That was less than the Russell 1000[RegTM] Growth Index, which returned 21.81% over the same period.(2) However, the fund outperformed the Lipper Large-Cap Growth Funds Average, which returned 19.03% over the same period.(3)

Reasons for the Fund's Performance

The fund posted strong gains as investors regained confidence in the equity markets after three years of negative returns. Although large-cap stocks generally underperformed small- and mid-caps, all sectors of the market benefited from a rallying stock market. The fund's emphasis on high-quality companies that have demonstrated strong fundamental growth in earnings was a slight drag on performance relative to our benchmark because lower-quality stocks were the top performers during the period. However, our stock selection among consumer-oriented stocks contributed to the fund's strong absolute returns. Two of the fund's top performers were online travel leader Expedia and Internet portal Yahoo!. Retailer Best Buy also delivered solid returns.

Although Energy stocks were generally market laggards during the year, several of our positions did well, including natural gas and crude oil producer Burlington Resources, equipment and service provider Halliburton and Ocean Energy, a North American offshore drilling company.

The fund's Technology investments lagged the index because we were focused on higher-quality names during a period when many of the lower-quality names that had been punished during the bear market were the best performers. Consumer Staples stocks were another disappointment. Pepsi Bottling Group and Kraft Foods missed earnings targets, and as a result their stock prices came down.

Looking Ahead

Going forward we will continue to try to identify those companies exhibiting stable or accelerating growth. In this regard, we have recently added to our exposure to Technology companies, such as Intel, Texas Instruments and National Semiconductor, which we believe will continue to benefit from a rebound in business spending. However, we remain underweight in Technology because we believe the outlook for the broader sector remains uncertain. We are also underweight in Health Care, especially large pharmaceutical companies, which are struggling from a slowdown in prescription growth and new products.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security       % of Fund Net Assets
1  Intel                       5.1%
   ---------------------------------------
2  Pfizer                      4.0%
   ---------------------------------------
3  Dell                        3.0%
   ---------------------------------------
4  InterActiveCorp             3.0%
   ---------------------------------------
5  Cisco Systems               2.6%
   ---------------------------------------
6  Microsoft                   2.6%
   ---------------------------------------
7  News Corp.                  2.5%
   ---------------------------------------
8  Procter & Gamble            2.5%
   ---------------------------------------
9  General Electric            2.3%
   ---------------------------------------
10 Citigroup                   2.0%
   ---------------------------------------
   Total                      29.6%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance: Class A
--------------------------------------------------------------------------------
Fund average annual total return as of 10/31/03(4,5)
(does not reflect sales charge)

                                                    Life of Fund
                           1 Year     5 Years        (12/31/97)
----------------------------------------------------------------
Return Before Taxes        19.58%      0.73%            3.05%
----------------------------------------------------------------
Return After Taxes
on Distributions           19.58%      0.73%            3.05%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.22%      0.58%            2.47%
----------------------------------------------------------------

Fund average annual total return as of 9/30/03(4,5,6)
(at maximum applicable sales charge)

                                                    Life of Fund
                           1 Year      5 Years       (12/31/97)
----------------------------------------------------------------
Return Before Taxes        14.73%       -0.46%          0.78%
----------------------------------------------------------------
Return After Taxes
on Distributions           14.73%       -0.46%          0.78%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                 9.19%       -0.37%          0.63%
----------------------------------------------------------------

See pages 4, 5 and 15 for additional performance data for Class A shares and for performance data on other share classes.

(1)  Class A shares; does not reflect sales charge.
(2) The Russell 1000 Growth Index contains those stocks within the complete Russell 1000[RegTM] Index (a large-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Growth Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.
(5) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
     (IRAs). Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.
(6) Performance reflects a maximum 5.75% Class A share front-end sales charge, where applicable.


                                             State Street Research Legacy Fund 3

----------------
PERFORMANCE
----------------
          Discussion as of October 31, 2003

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. There are three ways of measuring long-term performance: cumulative total returns, average annual total returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

Represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Represents the rate you would have had to earn during each year of a given time period in order to end up with the fund's actual cumulative return for those years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

Similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any) and compares fund performance to the performance of a market index.

Class A

                                                                Life of Fund
                                       1 Year      5 Years       (12/31/97)
----------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        19.58%        3.71%         19.16%
----------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   12.70%       -2.25%         12.31%
----------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   12.70%       -0.46%          2.01%
----------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[TABULAR REPRESENTATION OF LINE CHART]

                      Russell 1000
        Class A       Growth Index
        -------       ------------
'97     $ 9,425         $10,000
'98     $10,829         $11,824
'99     $13,796         $15,874
'00     $15,455         $17,355
'01     $10,910         $10,422
'02     $ 9,392         $ 8,377
'03     $11,231         $10,204

Class B(1)

                                                                Life of Fund
                                       1 Year      5 Years       (12/31/97)
----------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        18.73%       -0.04%         14.16%
----------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   13.73%       -2.03%         14.16%
----------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   13.73%       -0.41%          2.14%
----------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[TABULAR REPRESENTATION OF LINE CHART]

                         Russell 1000
         Class B(1)      Growth Index
         ----------      ------------
'97       $10,000           $10,000
'98       $11,420           $11,824
'99       $14,437           $15,874
'00       $16,048           $17,355
'01       $11,246           $10,422
'02       $ 9,615           $ 8,377
'03       $11,416           $10,204

Class B (only available through exchanges from another Class B account)

                                                                 Life of Fund
                                               1 Year  5 Years    (12/31/97)
-----------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                19.86%    2.07%      16.56%
-----------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           14.86%    0.07%      16.56%
-----------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           14.86%    0.01%       2.66%
-----------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[TABULAR REPRESENTATION OF LINE CHART]

                          Russell 1000
         Class B          Growth Index
         -------          ------------
'97      $10,000             $10,000
'98      $11,420             $11,824
'99      $14,437             $15,874
'00      $16,118             $17,355
'01      $11,326             $10,422
'02      $ 9,725             $ 8,377
'03      $11,656             $10,204

Class C

                                                             Life of Fund
                                        1 Year     5 Years    (12/31/97)
-------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)         18.73%      -0.04%      14.16%
-------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)    17.73%      -0.04%      14.16%
-------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)    17.73%      -0.01%       2.30%
-------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[TABULAR REPRESENTATION OF LINE CHART]

                          Russell 1000
         Class C          Growth Index
         -------          ------------
'97      $10,000            $10,000
'98      $11,420            $11,824
'99      $14,437            $15,874
'00      $16,058            $17,355
'01      $11,246            $10,422
'02      $ 9,615            $ 8,377
'03      $11,416            $10,204

Class R

                                                            Life of Fund
                                       1 Year     5 Years    (12/31/97)
------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        19.48%      3.62%       19.06%
------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   19.48%      3.62%       19.06%
------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   19.48%      0.71%        3.03%
------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[TABULAR REPRESENTATION OF LINE CHART]

                         Russell 1000
         Class R         Growth Index
         -------         ------------
'97      $10,000            $10,000
'98      $11,490            $11,824
'99      $14,637            $15,874
'00      $16,398            $17,355
'01      $11,576            $10,422
'02      $ 9,965            $ 8,377
'03      $11,906            $10,204

Class S

                                                            Life of Fund
                                       1 Year     5 Years    (12/31/97)
------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)        20.02%      5.70%       21.76%
------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)   20.02%      5.70%       21.76%
------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)   20.02%      1.11%        3.43%
------------------------------------------------------------------------

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

[TABULAR REPRESENTATION OF LINE CHART]

                         Russell 1000
         Class S         Growth Index
         -------         ------------
'97      $10,000            $10,000
'98      $11,520            $11,824
'99      $14,707            $15,874
'00      $16,618            $17,355
'01      $11,756            $10,422
'02      $10,145            $ 8,377
'03      $12,176            $10,204

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. Performance for Class R shares reflects Class A share performance through April 2, 2003, and Class R share performance thereafter. If the returns for Class B(1) and Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, returns would have been lower. Class R and S shares, offered without sales charge, are available through certain retirement plans and special programs. The Russell 1000 Growth Index contains those stocks within the complete Russell 1000 Index (a large-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.


                                             State Street Research Legacy Fund 5

----------------
PORTFOLIO
----------------
             Holdings

October 31, 2003

Issuer                                                    Shares        Value
--------------------------------------------------------------------------------
Common Stocks 98.7%
Automobiles & Transportation 1.1%
Air Transport 1.1%
Expeditors International Inc. ..................          43,600     $ 1,636,744
Ryanair Holdings plc ADR* ......................          39,600       2,039,400
                                                                     -----------
Total Automobiles & Transportation .............................       3,676,144
                                                                     -----------
Consumer Discretionary 26.5%
Casinos/Gambling, Hotel/Motel 1.9%
International Game Technology Inc. .............         197,900       6,481,225
                                                                     -----------
Commercial Services 4.0%
InterActiveCorp* ...............................         282,103      10,356,001
Manpower Inc. ..................................          76,800       3,563,520
                                                                     -----------
                                                                      13,919,521
                                                                     -----------
Communications, Media & Entertainment 3.5%
Univision Communications Inc.* .................         149,600       5,078,920
Walt Disney Co. ................................         313,600       7,099,904
                                                                     -----------
                                                                      12,178,824
                                                                     -----------
Consumer Electronics 2.0%
Yahoo!, Inc.* ..................................         161,200       7,044,440
                                                                     -----------
Consumer Products 1.7%
Avon Products Inc. .............................          88,900       6,041,644
                                                                     -----------
Consumer Services 2.0%
Apollo Group Inc.* .............................          44,900       2,852,497
Career Education Corp.* ........................          74,600       3,994,830
                                                                     -----------
                                                                       6,847,327
                                                                     -----------
Printing & Publishing 2.5%
News Corp. Ltd. ADR ............................         246,900       8,801,985
                                                                     -----------
Restaurants 0.7%
Starbucks Corp.* ...............................          82,000       2,591,200
                                                                     -----------
Retail 7.1%
Bed Bath & Beyond Inc.* ........................          76,100       3,214,464
Best Buy Company Inc.* .........................          64,200       3,743,502
Dollar General Corp. ...........................          77,800       1,748,166
Gap Inc. .......................................         112,700       2,150,316
Lowes Companies Inc. ...........................          87,600       5,162,268
Staples Inc.* ..................................         131,400       3,524,148
Wal-Mart Stores Inc. ...........................          91,400       5,388,030
                                                                     -----------
                                                                      24,930,894
                                                                     -----------
Shoes 0.5%
Nike Inc. ......................................          28,400       1,814,760
                                                                     -----------
Textile Apparel Manufacturers 0.6%
Coach Inc.* ....................................          56,000       1,986,320
                                                                     -----------
Total Consumer Discretionary ...................................      92,638,140
                                                                     -----------
Consumer Staples 6.0%
Beverages 1.9%
Coca-Cola Co. ..................................         148,100       6,871,840
                                                                     -----------

Issuer                                                    Shares        Value
--------------------------------------------------------------------------------
Drug & Grocery Store Chains 0.8%
Whole Foods Market Inc.* .......................          45,900     $ 2,719,116
                                                                     -----------
Household Products 3.3%
Clorox Co. .....................................          64,000       2,899,200
Procter & Gamble Co. ...........................          87,800       8,629,862
                                                                     -----------
                                                                      11,529,062
                                                                     -----------
Total Consumer Staples .........................................      21,120,018
                                                                     -----------
Financial Services 10.1%
Banks & Savings & Loan 1.4%
Goldman Sachs Group Inc. .......................          53,600       5,033,040
                                                                     -----------
Insurance 1.1%
American International Group Inc. ..............          64,800       3,941,784
                                                                     -----------
Miscellaneous Financial 7.1%
American Express Co. ...........................         122,550       5,751,272
Capital One Financial Corp. ....................          38,000       2,310,400
Citigroup Inc. .................................         151,206       7,167,164
MBNA Corp. .....................................         205,900       5,096,025
SLM Corp. ......................................         115,000       4,503,400
                                                                     -----------
                                                                      24,828,261
                                                                     -----------
Securities Brokerage & Services 0.5%
Ameritrade Holding Corp.* ......................         119,100       1,624,524
                                                                     -----------
Total Financial Services .......................................      35,427,609
                                                                     -----------
Health Care 18.4%
Drugs & Biotechnology 16.5%
Allergan Inc. ..................................          31,800       2,404,716
Amgen Inc.* ....................................         100,950       6,234,672
Chiron Corp.* ..................................          46,900       2,562,147
Eli Lilly & Co. ................................          52,200       3,477,564
Forest Laboratories Inc.* ......................          68,900       3,445,689
Genentech, Inc.* ...............................          45,800       3,754,226
Gilead Sciences, Inc.* .........................          28,200       1,539,156
Invitrogen Corp.* ..............................          17,400       1,106,466
Johnson & Johnson Ltd. .........................         127,820       6,433,181
Millennium Pharmaceuticals Inc.* ...............         198,500       3,160,120
Novartis AG ADR ................................         122,000       4,681,140
Pfizer Inc. ....................................         442,254      13,975,226
Sanofi Synthelabo Inc. ADR .....................         109,700       3,389,730
Teva Pharmaceutical Industries Ltd. ADR ........          28,400       1,615,676
                                                                     -----------
                                                                      57,779,709
                                                                     -----------
Hospital Supply 1.9%
Guidant Corp. ..................................          34,600       1,764,946
Medtronic Inc. .................................         102,890       4,688,697
                                                                     -----------
                                                                       6,453,643
                                                                     -----------
Total Health Care ..............................................      64,233,352
                                                                     -----------
Materials & Processing 0.9%
Chemicals 0.9%
Air Products & Chemicals Inc. ..................          70,160       3,185,966
                                                                     -----------
Total Materials & Processing ...................................       3,185,966
                                                                     -----------
Other 2.3%
Multi-Sector 2.3%
General Electric Co. ...........................         276,730       8,027,937
                                                                     -----------
Total Other ....................................................       8,027,937
                                                                     -----------
Other Energy 3.4%
Oil & Gas Producers 2.0%
Apache Corp. ...................................          38,500       2,684,220
Burlington Resources Inc. ......................          51,600       2,509,824
Newfield Exploration Co.* ......................          43,700       1,736,201
                                                                     -----------
                                                                       6,930,245
                                                                     -----------


6 The notes are an integral part of the financial statements.

Issuer                                                   Shares        Value
--------------------------------------------------------------------------------
Oil Well Equipment & Services 1.4%
Halliburton Co. ..................................        93,500   $  2,232,780
Nabors Industries Ltd.* ..........................        74,100      2,800,980
                                                                   ------------
                                                                      5,033,760
                                                                   ------------
Total Other Energy ..............................................    11,964,005
                                                                   ------------
Producer Durables 2.4%
Production Technology Equipment 2.4%
Applied Materials Inc.* ..........................       278,000      6,496,860
Teradyne Inc.* ...................................        91,000      2,072,980
                                                                   ------------
Total Producer Durables .........................................     8,569,840
                                                                   ------------
Technology 26.5%
Communications Technology 2.6%
Cisco Systems Inc.* ..............................       435,880      9,144,762
                                                                   ------------
Computer Software 5.7%
Microsoft Corp. ..................................       349,140      9,130,011
SAP AG ADR .......................................       104,070      3,802,718
Siebel Systems Inc. * ............................       286,800      3,610,812
Veritas Software Co.* ............................        95,200      3,441,480
                                                                   ------------
                                                                     19,985,021
                                                                   ------------
Computer Technology 4.7%
Apple Computer Inc.* .............................        70,400      1,611,456
Dell Inc.* .......................................       289,800     10,467,576
EMC Corp.* .......................................       237,400      3,285,616
Sandisk Corp.* ...................................        11,900        959,140
                                                                   ------------
                                                                     16,323,788
                                                                   ------------
Electronics 1.7%
Nokia Corp. ADR ..................................       150,600      2,558,694
Sanmina-SCI Corp.* ...............................       319,400      3,369,670
                                                                   ------------
                                                                      5,928,364
                                                                   ------------
Electronics: Semiconductors/Components 11.8%
Broadcom Corp. Cl. A* ............................       113,400      3,623,130
Cypress Semiconductor Corp.* .....................       255,600      5,485,176
Intel Corp. ......................................       536,460     17,730,003
Linear Technology Corp. ..........................       127,800      5,445,558
National Semiconductor Corp.* ....................        99,000      4,022,370
Texas Instruments Inc. ...........................       177,900      5,144,868
                                                                   ------------
                                                                     41,451,105
                                                                   ------------
Total Technology ................................................    92,833,040
                                                                   ------------
Utilities 1.1%
Cable Television & Radio 1.1%
Comcast Corp.* ...................................       118,590      3,868,406
                                                                   ------------
Total Utilities .................................................     3,868,406
                                                                   ------------
Total Common Stocks (Cost $280,314,444) .........................   345,544,457
                                                                   ------------
Short-Term Investments 6.3%
State Street Navigator Securities Lending
  Prime Portfolio ................................    21,817,751     21,817,751
                                                                   ------------
Total Short-Term Investments (Cost $21,817,751) .................  $ 21,817,751
                                                                   ------------

                                          Maturity    Amount of
Issuer                                      Date      Principal
--------------------------------------------------------------------------------
Commercial Paper 0.9%
American Express
  Credit Corp., 1.02% .........          11/04/2003   $1,500,000     $1,499,873
Morgan Stanley
  Dean Witter & Co., 1.02%               11/03/2003    1,536,000      1,535,912
                                                                   ------------
Total Commercial Paper (Cost $3,035,785) ........................     3,035,785
                                                                   ------------

                                                           % of
                                                        Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $305,167,980)..................         105.9%    370,397,993
Cash and Other Assets, Less Liabilities .........          (5.9%)   (20,475,339)
                                                          -----    ------------
Net Assets ......................................         100.0%   $349,922,654
                                                          =====    ============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depository Receipt.

Federal Income Tax Information

At October 31, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $305,569,127 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                 $66,949,511

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                (2,120,645)
                                                         -----------
                                                         $64,828,866
                                                         ===========


The notes are an integral part of the financial statements.
                                             State Street Research Legacy Fund 7

-------------
FINANCIAL
-------------
           Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 2003

Assets
Investments, at value (Cost $305,167,980) (Note 1) ..........     $ 370,397,993
Cash ........................................................               397
Receivable for fund shares sold .............................         2,099,912
Receivable for securities sold ..............................           992,870
Dividends receivable ........................................           274,268
Other assets ................................................            77,313
                                                                  -------------
                                                                    373,842,753
                                                                  -------------
Liabilities
Payable for collateral received on securities loaned ........        21,817,751
Payable for securities purchased ............................         1,079,231
Payable for fund shares redeemed ............................           341,001
Accrued management fee ......................................           198,103
Accrued transfer agent and shareholder services .............           171,670
Accrued distribution and service fees .......................           155,846
Accrued trustees' fees ......................................            15,739
Accrued administration fee ..................................            10,791
Other accrued expenses ......................................           129,967
                                                                  -------------
                                                                     23,920,099
                                                                  -------------
Net Assets ..................................................     $ 349,922,654
                                                                  =============
Net Assets consist of:
  Unrealized appreciation of investments ....................     $  65,230,013
  Accumulated net realized loss .............................      (176,701,086)
  Paid-in capital ...........................................       461,393,727
                                                                  -------------
                                                                  $ 349,922,654
                                                                  =============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class       Net Assets        [divided by]     Number of Shares    =      NAV
  A        $103,246,826                            8,668,785            $11.91*
  B(1)     $108,125,488                            9,475,658            $11.41**
  B        $ 47,034,013                            4,036,809            $11.65**
  C        $ 30,516,372                            2,673,826            $11.41**
  R        $    121,604                               10,222            $11.90
  S        $ 60,878,351                            5,001,613            $12.17

* Maximum offering price per share = $12.64 ($11.91 [divided by] 0.9425) ** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the year ended October 31, 2003

Investment Income
Dividends, net of foreign taxes of $45,694 (Note 1) .........      $  2,583,002
Interest (Note 1) ...........................................            61,889
                                                                   ------------
                                                                      2,644,891
                                                                   ------------
Expenses
Management fee (Note 2) .....................................         1,872,758
Transfer agent and shareholder services (Note 2) ............           883,314
Custodian fee ...............................................           114,912
Administration fee (Note 2) .................................            97,252
Distribution and service fees - Class A (Note 4) ............           248,957
Distribution and service fees - Class B(1) (Note 4) .........           945,120
Distribution and service fees - Class C (Note 4) ............           286,175
Distribution and service fees - Class R (Note 4) ............               326
Registration fees ...........................................            62,244
Audit fee ...................................................            29,232
Trustees' fees (Note 2) .....................................            21,489
Legal fees ..................................................            17,136
Reports to shareholders .....................................             5,086
Amortization of organizational costs ........................             2,857
Miscellaneous ...............................................            17,307
                                                                   ------------
                                                                      4,604,165
Fees paid indirectly (Note 2) ...............................            (7,189)
                                                                   ------------
                                                                      4,596,976
                                                                   ------------
Net investment loss .........................................        (1,952,085)
                                                                   ------------
Realized and Unrealized Gain (Loss) on
Investments
Net realized loss on investments (Notes 1 and 3) ............       (16,699,994)
Change in unrealized appreciation of investments ............        80,572,206
                                                                   ------------
Net gain on investments .....................................        63,872,212
                                                                   ------------
Net increase in net assets resulting from operations ........      $ 61,920,127
                                                                   ============


8 The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Years ended October 31
                                              ----------------------------------
                                                   2003               2002*
                                              ----------------------------------

Increase (Decrease) In Net Assets
Operations:
Net investment loss ......................     $  (1,952,085)     $  (2,162,679)
Net realized loss on investments .........       (16,699,994)       (45,795,611)
Change in unrealized appreciation
  of investments .........................        80,572,206          4,761,780
                                               -------------      -------------
Net increase (decrease) resulting
  from operations ........................        61,920,127        (43,196,510)
                                               -------------      -------------
Net increase (decrease) from fund
  share transactions (Note 7) ............        46,837,642        (63,007,052)
                                               -------------      -------------
Total increase (decrease)
  in net assets ..........................       108,757,769       (106,203,562)
Net Assets
Beginning of year ........................       241,164,885        347,368,447
                                               -------------      -------------
End of year ..............................     $ 349,922,654      $ 241,164,885
                                               =============      =============

* Audited by other auditors

Notes to Financial Statements
--------------------------------------------------------------------------------

October 31, 2003

Note 1

State Street Research Legacy Fund is a series of State Street Research Securities Trust (the "Trust"), which is a Massachusetts business trust, and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of total assets in stocks and convertible securities of mid- and large-size companies. The fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees equal to 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds and also automatically convert to Class A shares at the end of eight years. Class B shares may also be subject to annual service and distribution fees equal to 1.00% of average daily net assets. However, these fees are currently waived under the terms of the distribution plan. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers which may involve multiple fund families. Class R shares pay a service and distribution fee of 0.50%. No sales charge is imposed at the time of purchase or redemption of Class R shares. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation

Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.


The notes are an integral part of the financial statements.
                                             State Street Research Legacy Fund 9

--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes

No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At October 31, 2003, the fund had a capital loss carryforward of $176,299,939 available, to the extent provided in regulations, to offset future capital gains, if any, of which $353,559, $2,301,316, $15,859,209, $63,108,010,
$76,300,059 and $18,377,786 expire on October 31, 2006, 2007, 2008, 2009, 2010 and 2011, respectively. A portion of the losses expiring in 2009, 2010 and 2011, which amounted to $34,309,485, $30,166,954 and $2,078,939, respectively, were acquired in connection with the merger of the State Street Research Large-Cap Growth Fund. Future utilization of these losses may be limited under current tax laws.

To the extent book/tax differences are permanent in nature, such amounts are reclassified within the capital accounts based on federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to net operating losses. At October 31, 2003, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales and capital loss carryforwards. At October 31, 2003, the tax basis distributable earnings were $0 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term gains.

F. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At October 31, 2003, the value of the securities loaned and the value of collateral were $21,240,547 and $21,817,751 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the year ended October 31, 2003, income from securities lending amounted to $22,578 and is included in interest income.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the fund's average net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended October 31, 2003, the fees pursuant to such agreement amounted to $1,872,758.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the year ended October 31, 2003, the amount of such expenses allocated to the fund was $367,220.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the year ended October 31, 2003, the fund's transfer agent fees were reduced by $7,189 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $21,489 during the year ended October 31, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the year ended October 31, 2003, the amount of such expenses was $97,252.

Note 3

For the year ended October 31, 2003, purchases and sales of securities, exclusive of short-term obligations, aggregated $320,823,438, and $355,176,741, respectively.

Note 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B, Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares and 0.25% of average net assets for Class R shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily waived to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended October 31, 2003, fees pursuant to such plans amounted to $248,957, $945,120, $286,175, and $326 for Class A, Class B(1), Class C and Class R shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2003, there were $2,175,499, $369,014, and $3,079,497 for Class A, B and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) and Class R shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $29,995 and $79,976, respectively, on sales of Class A shares of the fund during the year ended October 31, 2003, and that MetLife Securities, Inc. earned commissions aggregating $137,356 and $456 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $240,656, $67 and $1,021 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5

On February 21, 2003, the fund acquired the assets and liabilities of State Street Research Large-Cap Growth Fund ("Large-Cap Growth Fund") in exchange for shares of each class of the fund. The acquisition was accounted for as a tax-free exchange of 1,381,114 Class A shares, 1,052,996 Class B(1) shares, 1,177,017 Class B shares, 189,286 Class C shares and 5,164,031 Class S shares of the fund for the net assets of Large-Cap Growth Fund, which amounted to $12,873,626, $9,449,657, $10,711,357, $1,699,127 and $49,094,754 for Class A,
Class B(1), Class B, Class C and Class S shares, respectively. The net assets of Large-Cap Growth Fund included $2,667,331 of unrealized appreciation at the close of business on February 21, 2003. The net assets of the fund immediately after the acquisition were $289,204,119.

Note 6

PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended October 31, 2003. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Note 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At October 31, 2003, the Adviser held 10,215 Class R shares.

These transactions break down by share class as follows:

                                                                                    Years ended October 31
                                                               -----------------------------------------------------------------
                                                                             2003                            2002*
                                                               -----------------------------------------------------------------
Class A                                                             Shares          Amount          Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         2,808,906    $ 29,638,800       2,347,522    $ 26,463,991
Issued in connection with acquisition of Large-Cap Growth Fund      1,381,114      12,873,626              --              --
Shares redeemed                                                    (3,231,893)    (32,827,334)     (3,614,279)    (40,038,598)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease)                                               958,127    $  9,685,092      (1,266,757)   $(13,574,607)
                                                                 ============    ============    ============    ============

Class B(1)                                                          Shares          Amount          Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           915,478    $  9,067,543         854,046    $  9,647,585
Issued in connection with acquisition of Large-Cap Growth Fund      1,052,996       9,449,657              --              --
Shares redeemed                                                    (1,917,706)    (18,595,910)     (2,957,847)    (31,775,421)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease)                                                50,768    $    (78,710)     (2,103,801)   $(22,127,836)
                                                                 ============    ============    ============    ============

Class B                                                             Shares          Amount          Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           147,808    $  1,489,996         102,866    $  1,131,310
Issued in connection with acquisition of Large-Cap Growth Fund      1,177,017      10,711,357              --              --
Shares redeemed                                                    (1,237,332)    (12,313,930)     (1,656,107)    (17,930,234)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease)                                                87,493    $   (112,577)     (1,553,241)   $(16,798,924)
                                                                 ============    ============    ============    ============

Class C                                                             Shares          Amount          Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           539,004    $  5,333,886         708,473    $  7,622,873
Issued in connection with acquisition of Large-Cap Growth Fund        189,286       1,699,127              --              --
Shares redeemed                                                    (1,308,159)    (12,850,337)     (1,622,024)    (17,909,743)
                                                                 ------------    ------------    ------------    ------------
Net decrease                                                         (579,869)   $ (5,817,324)       (913,551)   $(10,286,870)
                                                                 ============    ============    ============    ============

Class R                                                             Shares          Amount          Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            10,222    $    100,075              --    $         --
                                                                 ------------    ------------    ------------    ------------
Net increase                                                           10,222    $    100,075              --    $         --
                                                                 ============    ============    ============    ============

Class S                                                             Shares          Amount          Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            15,143    $    150,862          26,420    $    311,840
Issued in connection with acquisition of Large-Cap Growth Fund      5,164,031      49,094,754              --              --
Shares redeemed                                                      (587,753)     (6,184,530)        (48,561)       (530,655)
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease)                                             4,591,421    $ 43,061,086         (22,141)   $   (218,815)
                                                                 ============    ============    ============    ============

* Audited by other auditors


                                            State Street Research Legacy Fund 11

------------
FINANCIAL
------------
        Highlights

For a share outstanding throughout each year:

                                                                                      Class A
                                                                    --------------------------------------------
                                                                               Years ended October 31
                                                                    --------------------------------------------
                                                                      2003(a)        2002(a)(g)       2001(a)(g)
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                    9.96            11.56            16.39
                                                                    ----------       ----------       ----------
  Net investment loss ($)*                                               (0.05)           (0.03)           (0.05)
  Net realized and unrealized gain (loss) on investments ($)              2.00            (1.57)           (4.78)
                                                                    ----------       ----------       ----------
Total from investment operations ($)                                      1.95            (1.60)           (4.83)
                                                                    ----------       ----------       ----------
  Distribution from capital gains ($)                                       --               --               --
                                                                    ----------       ----------       ----------
Total distribution ($)                                                      --               --               --
                                                                    ----------       ----------       ----------
Net asset value, end of year ($)                                         11.91             9.96            11.56
                                                                    ==========       ==========       ==========
Total return (%)(b)                                                      19.58           (13.84)          (29.47)
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                103,247           76,798          103,774
Expense ratio (%)*                                                        1.38             1.39             1.35
Expense ratio after expense reductions (%)*                               1.38             1.38             1.33
Ratio of net investment loss to average net assets (%)*                  (0.47)           (0.28)           (0.39)
Portfolio turnover rate (%)                                             112.57            30.87            21.61
*Reflects voluntary reduction of expenses of these amounts (%)              --               --               --

                                                                                        Class A
                                                                  ------------------------------------------------------
                                                                                                 Years ended April 30
                                                                       Six months ended       --------------------------
                                                                  October 31, 2000(a)(f)(g)     2000(a)(g)    1999(a)(g)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                      15.99                  14.42         11.66
                                                                          -------                -------       -------
  Net investment loss ($)*                                                  (0.04)                 (0.05)        (0.02)
  Net realized and unrealized gain (loss) on investments ($)                 0.44                   1.62          2.79
                                                                          -------                -------       -------
Total from investment operations ($)                                         0.40                   1.57          2.77
                                                                          -------                -------       -------
  Distribution from capital gains ($)                                          --                     --         (0.01)
                                                                          -------                -------       -------
Total distribution ($)                                                         --                     --         (0.01)
                                                                          -------                -------       -------
Net asset value, end of year ($)                                            16.39                  15.99         14.42
                                                                          =======                =======       =======
Total return (%)(b)                                                          2.50(d)               10.89         23.73
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                   151,920                143,037        58,642
Expense ratio (%)*                                                           1.34(e)                1.22          1.20
Expense ratio after expense reductions (%)*                                  1.34(e)                1.21          1.19
Ratio of net investment loss to average net assets (%)*                     (0.54)(e)              (0.34)        (0.14)
Portfolio turnover rate (%)                                                 11.07                  33.23         42.09
*Reflects voluntary reduction of expenses of these amounts (%)                 --                     --          0.03

                                                                                 Class B(1)
                                                                 ----------------------------------------
                                                                          Years ended October 31
                                                                 ----------------------------------------
                                                                    2003(a)      2002(a)(g)    2001(a)(g)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                 9.61         11.23         16.04
                                                                    -------       -------       -------
  Net investment loss ($)*                                            (0.12)        (0.11)        (0.15)
  Net realized and unrealized gain (loss) on investments ($)           1.92         (1.51)        (4.66)
                                                                    -------       -------       -------
Total from investment operations ($)                                   1.80         (1.62)        (4.81)
                                                                    -------       -------       -------
Net asset value, end of year ($)                                      11.41          9.61         11.23
                                                                    =======       =======       =======
Total return (%)(b)                                                   18.73        (14.43)       (29.99)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             108,125        90,564       129,464
Expense ratio (%)*                                                     2.08          2.09          2.05
Expense ratio after expense reductions (%)*                            2.08          2.08          2.03
Ratio of net investment loss to average net assets (%)*               (1.17)        (0.98)        (1.09)
Portfolio turnover rate (%)                                          112.57         30.87         21.61
*Reflects voluntary reduction of expenses of these amounts (%)           --            --            --

                                                                                         Class B(1)
                                                                 ---------------------------------------------------------
                                                                                                  Years ended April 30
                                                                     Six months ended        -----------------------------
                                                                 October 31, 2000(a)(f)(g)      2000(a)(g)   1999(a)(c)(g)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                      15.71                  14.28         13.08
                                                                          -------                -------       -------
  Net investment loss ($)*                                                  (0.10)                 (0.17)        (0.04)
  Net realized and unrealized gain (loss) on investments ($)                 0.43                   1.60          1.24
                                                                          -------                -------       -------
Total from investment operations ($)                                         0.33                   1.43          1.20
                                                                          -------                -------       -------
Net asset value, end of year ($)                                            16.04                  15.71         14.28
                                                                          =======                =======       =======
Total return (%)(b)                                                          2.10(d)               10.01          9.17(d)
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                   184,818                153,359        24,454
Expense ratio (%)*                                                           2.04(e)                1.97          1.88(e)
Expense ratio after expense reductions (%)*                                  2.04(e)                1.96          1.87(e)
Ratio of net investment loss to average net assets (%)*                     (1.25)(e)              (1.13)        (1.00)(e)
Portfolio turnover rate (%)                                                 11.07                  33.23         42.09
*Reflects voluntary reduction of expenses of these amounts (%)                 --                     --          0.03(e)

                                                                                Class B
                                                                 -------------------------------------
                                                                         Years ended October 31
                                                                 -------------------------------------
                                                                    2003(a)    2002(a)(g)   2001(a)(g)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                9.72        11.31        16.11
                                                                    ------       ------       ------
  Net investment loss ($)*                                           (0.01)       (0.07)       (0.11)
  Net realized and unrealized gain (loss) on investments ($)          1.94        (1.52)       (4.69)
                                                                    ------       ------       ------
Total from investment operations ($)                                  1.93        (1.59)       (4.80)
                                                                    ------       ------       ------
  Distribution from capital gains ($)                                   --           --           --
                                                                    ------       ------       ------
Total distribution ($)                                                  --           --           --
                                                                    ------       ------       ------
Net asset value, end of year ($)                                     11.65         9.72        11.31
                                                                    ======       ======       ======
Total return (%)(b)                                                  19.86       (14.06)      (29.80)
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             47,034       38,368       62,244
Expense ratio (%)*                                                    1.08         1.74         1.76
Expense ratio after expense reductions (%)*                           1.08         1.73         1.74
Ratio of net investment loss to average net assets (%)*              (0.13)       (0.66)       (0.80)
Portfolio turnover rate (%)                                         112.57        30.87        21.61
*Reflects voluntary reduction of expenses of these amounts (%)          --           --           --

                                                                                         Class B
                                                                 -------------------------------------------------------
                                                                                                 Years ended April 30
                                                                     Six months ended        ---------------------------
                                                                 October 31, 2000(a)(f)(g)      2000(a)(g)    1999(a)(g)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                      15.74                  14.28         11.64
                                                                          -------                -------       -------
  Net investment loss ($)*                                                  (0.07)                 (0.12)        (0.11)
  Net realized and unrealized gain (loss) on investments ($)                 0.44                   1.58          2.76
                                                                          -------                -------       -------
Total from investment operations ($)                                         0.37                   1.46          2.65
                                                                          -------                -------       -------
  Distribution from capital gains ($)                                          --                     --         (0.01)
                                                                          -------                -------       -------
Total distribution ($)                                                         --                     --         (0.01)
                                                                          -------                -------       -------
Net asset value, end of year ($)                                            16.11                  15.74         14.28
                                                                          =======                =======       =======
Total return (%)(b)                                                          2.35(d)               10.22         22.74
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                   106,027                109,135        88,383
Expense ratio (%)*                                                           1.69(e)                1.77          1.95
Expense ratio after expense reductions (%)*                                  1.69(e)                1.76          1.94
Ratio of net investment loss to average net assets (%)*                     (0.89)(e)              (0.87)        (0.89)
Portfolio turnover rate (%)                                                 11.07                  33.23         42.09
*Reflects voluntary reduction of expenses of these amounts (%)                 --                     --          0.03

                                                                                 Class C
                                                                 --------------------------------------
                                                                         Years ended October 31
                                                                 --------------------------------------
                                                                    2003(a)    2002(a)(g)    2001(a)(g)
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                9.61        11.23        16.05
                                                                    ------       ------       ------
  Net investment loss ($)*                                           (0.11)       (0.11)       (0.15)
  Net realized and unrealized gain (loss) on investments ($)          1.91        (1.51)       (4.67)
                                                                    ------       ------       ------
Total from investment operations ($)                                  1.80        (1.62)       (4.82)
                                                                    ------       ------       ------
  Distribution from capital gains ($)                                   --           --           --
                                                                    ------       ------       ------
Total distribution ($)                                                  --           --           --
                                                                    ------       ------       ------
Net asset value, end of year ($)                                     11.41         9.61        11.23
                                                                    ======       ======       ======
Total return (%)(b)                                                  18.73       (14.43)      (30.03)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             30,516       31,274       46,809
Expense ratio (%)*                                                    2.08         2.09         2.05
Expense ratio after expense reductions (%)*                           2.08         2.08         2.03
Ratio of net investment loss to average net assets (%)*              (1.15)       (0.99)       (1.08)
Portfolio turnover rate (%)                                         112.57        30.87        21.61
*Reflects voluntary reduction of expenses of these amounts (%)          --           --           --

                                                                                         Class C
                                                                 -------------------------------------------------------
                                                                                                 Years ended April 30
                                                                      Six months ended       ---------------------------
                                                                 October 31, 2000(a)(f)(g)    2000(a)(g)   1999(a)(g)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                     15.71                 14.28        11.63
                                                                          ------                ------       ------
  Net investment loss ($)*                                                 (0.10)                (0.16)       (0.11)
  Net realized and unrealized gain (loss) on investments ($)                0.44                  1.59         2.77
                                                                          ------                ------       ------
Total from investment operations ($)                                        0.34                  1.43         2.66
                                                                          ------                ------       ------
  Distribution from capital gains ($)                                         --                    --        (0.01)
                                                                          ------                ------       ------
Total distribution ($)                                                        --                    --        (0.01)
                                                                          ------                ------       ------
Net asset value, end of year ($)                                           16.05                 15.71        14.28
                                                                          ======                ======       ======
Total return (%)(b)                                                         2.16(d)              10.01        22.85
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                   76,137                69,061       26,399
Expense ratio (%)*                                                          2.04(e)               1.97         1.95
Expense ratio after expense reductions (%)*                                 2.04(e)               1.96         1.94
Ratio of net investment loss to average net assets (%)*                    (1.24)(e)             (1.10)       (0.90)
Portfolio turnover rate (%)                                                11.07                 33.23        42.09
*Reflects voluntary reduction of expenses of these amounts (%)                --                    --         0.03

                                                            Class R
                                                        --------------
                                                           2003(a)(h)
----------------------------------------------------------------------
Net asset value, beginning of period ($)                      9.79
                                                            ------
  Net investment loss ($)                                    (0.05)
  Net realized and unrealized gain on investments ($)         2.16
                                                            ------
Total from investment operations ($)                          2.11
                                                            ------
Net asset value, end of period ($)                           11.90
                                                            ======
Total return (%)(b)                                          21.55(d)
Ratios/Supplemental Data
----------------------------------------------------------------------
Net assets at end of period ($ thousands)                      122
Expense ratio (%)                                             1.58(e)
Expense ratio after expense reductions (%)                    1.58(e)
Ratio of net investment loss to average net assets (%)       (0.79)(e)
Portfolio turnover rate (%)                                 112.57

                                                                                  Class S
                                                                   -------------------------------------
                                                                           Years ended October 31
                                                                   -------------------------------------
                                                                      2003(a)    2002(a)(g)   2001(a)(g)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                 10.14        11.74        16.61
                                                                      ------       ------       ------
  Net investment income (loss) ($)*                                    (0.02)        0.00        (0.01)
  Net realized and unrealized gain (loss) on investments ($)            2.05        (1.60)       (4.86)
                                                                      ------       ------       ------
Total from investment operations ($)                                    2.03        (1.60)       (4.87)
                                                                      ------       ------       ------
  Distribution from capital gains ($)                                     --           --           --
                                                                      ------       ------       ------
Total distribution ($)                                                    --           --           --
                                                                      ------       ------       ------
Net asset value, end of year ($)                                       12.17        10.14        11.74
                                                                      ======       ======       ======
Total return (%)(b)                                                    20.02       (13.63)      (29.32)
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                               60,878        4,161        5,077
Expense ratio (%)*                                                      1.08         1.09         1.05
Expense ratio after expense reductions (%)*                             1.08         1.08         1.03
Ratio of net investment income (loss) to average net assets (%)*       (0.19)        0.03        (0.09)
Portfolio turnover rate (%)                                           112.57        30.87        21.61
*Reflects voluntary reduction of expenses of these amounts (%)            --           --           --

                                                                                          Class S
                                                                   ----------------------------------------------------
                                                                                                 Years ended April 30
                                                                         Six months ended      ------------------------
                                                                    October 31, 2000(a)(f)(g)   2000(a)(g)   1999(a)(g)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                        16.09                14.48        11.68
                                                                             ------               ------       ------
  Net investment income (loss) ($)*                                           (0.02)               (0.00)        0.02
  Net realized and unrealized gain (loss) on investments ($)                   0.54                 1.61         2.79
                                                                             ------               ------       ------
Total from investment operations ($)                                           0.52                 1.61         2.81
                                                                             ------               ------       ------
  Distribution from capital gains ($)                                            --                   --        (0.01)
                                                                             ------               ------       ------
Total distribution ($)                                                           --                   --        (0.01)
                                                                             ------               ------       ------
Net asset value, end of year ($)                                              16.61                16.09        14.48
                                                                             ======               ======       ======
Total return (%)(b)                                                            3.23(d)             11.12        24.04
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                       7,126                8,097        6,367
Expense ratio (%)*                                                             1.04(e)              0.97         0.95
Expense ratio after expense reductions (%)*                                    1.04(e)              0.96         0.94
Ratio of net investment income (loss) to average net assets (%)*              (0.24)(e)            (0.06)        0.16
Portfolio turnover rate (%)                                                   11.07                33.23        42.09
*Reflects voluntary reduction of expenses of these amounts (%)                   --                   --         0.03

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999
(d) Not annualized
(e) Annualized
(f) Effective August 2, 2000, the fiscal year-end of the fund changed from April 30 to October 31.
(g) Audited by other auditors
(h) April 3, 2003 (commencement of share class) to October 31, 2003


                                            State Street Research Legacy Fund 13

--------------------------
INDEPENDENT AUDITORS'
--------------------------
                   Report

To the Board of Trustees and Shareholders of State Street Research Legacy Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of State Street Research Legacy Fund (the "Fund"), a series of State Street Research Securities Trust, as of October 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2002, and the financial highlights for each of the years in the three-year period ended October 31, 2002, the six months ended October 31, 2000, and the years ended April 30, 2000 and 1999, were audited by other auditors whose report dated December 13, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

December 15, 2003

---------------------------
THE FUND AT A GLANCE (continued from page 3)
---------------------------

Performance: Class B(1)
--------------------------------------------------------------------------------

Fund average annual total return as of 10/31/03(1,3)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        18.73%       -0.01%          2.29%
---------------------------------------------------------------
Return After Taxes
on Distributions           18.73%       -0.01%          2.29%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                11.69%       -0.01%          1.85%
---------------------------------------------------------------

Fund average annual total return as of 9/30/03(1,2,3)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        15.80%       -0.43%          0.91%
---------------------------------------------------------------
Return After Taxes
on Distributions           15.80%       -0.43%          0.91%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                 9.86%       -0.35%          0.73%
---------------------------------------------------------------

Performance: Class C
--------------------------------------------------------------------------------

Fund average annual total return as of 10/31/03(1,3)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        18.73%       -0.01%          2.29%
---------------------------------------------------------------
Return After Taxes
on Distributions           18.73%       -0.01%          2.29%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                11.69%       -0.01%          1.85%
---------------------------------------------------------------

Fund average annual total return as of 9/30/03(1,2,3)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        19.80%       -0.03%          1.08%
---------------------------------------------------------------
Return After Taxes
on Distributions           19.80%       -0.03%          1.07%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.35%       -0.02%          0.86%
---------------------------------------------------------------

Performance: Class S
--------------------------------------------------------------------------------

Fund average annual total return as of 10/31/03(1,3,4)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        20.02%      1.11%            3.43%
---------------------------------------------------------------
Return After Taxes
on Distributions           20.02%      1.11%            3.43%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.49%      0.89%            2.79%
---------------------------------------------------------------

Fund average annual total return as of 9/30/03(1,2,3,4)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        22.09%      1.10%            2.20%
---------------------------------------------------------------
Return After Taxes
on Distributions           22.09%      1.10%            2.20%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                13.78%      0.89%            1.78%
---------------------------------------------------------------

Performance: Class B
--------------------------------------------------------------------------------

Fund average annual total return as of 10/31/03(1,3)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        19.86%      0.41%            2.66%
---------------------------------------------------------------
Return After Taxes
on Distributions           19.86%      0.41%            2.66%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.39%      0.33%            2.15%
---------------------------------------------------------------

Fund average annual total return as of 9/30/03(1,2,3)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        16.93%       -0.03%          1.42%
---------------------------------------------------------------
Return After Taxes
on Distributions           16.93%       -0.04%          1.42%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                10.57%       -0.03%          1.14%
---------------------------------------------------------------

Performance: Class R
--------------------------------------------------------------------------------

Fund average annual total return as of 10/31/03(1,3,4)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        19.48%      0.71%            3.03%
---------------------------------------------------------------
Return After Taxes
on Distributions           19.48%      0.71%            3.03%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.22%      0.58%            2.47%
---------------------------------------------------------------

Fund average annual total return as of 9/30/03(1,2,3,4)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        21.51%      0.69%            1.79%
---------------------------------------------------------------
Return After Taxes
on Distributions           21.73%      0.72%            1.82%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                13.56%      0.58%            1.47%
---------------------------------------------------------------

(1) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. Performance for Class R shares reflects Class A share performance through April 2, 2003, and Class R share performance thereafter. If the returns for Class B(1) and Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

(2) Performance reflects a maximum 5.75% Class A front-end sales charge or 5% Class B or Class B(1) share or 1% Class C share contingent deferred sales charge where applicable.

(3) Ater-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts (IRAs). Return After Distributions and Sales of Fund Shares for a period may be greater than or equal to Returns After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

(4) Class R and Class S, shares offered without sales charge, are only available through retirement plans and through special programs.


                                            State Street Research Legacy Fund 15

--------------------------
TRUSTEES AND OFFICERS
--------------------------
      State Street Research Securities Trust

                                                                                 Number of Funds
Name,                 Position(s)   Term of Office                               in Fund Complex                Other
Address                Held with    and Length of       Principal Occupations      Overseen by            Directorships Held
and Age(a)               Fund       Time Served(b)       During Past 5 Years    Trustee/Officer(c)        by Trustee/Officer
====================================================================================================================================
Independent Trustees

Bruce R. Bond          Trustee         Since        Retired; formerly Chairman of      19       Avaya Corp.
(57)                                   1999         the Board, Chief Executive
                                                    Officer and President,
                                                    PictureTel Corporation (video
                                                    conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Trustee         Since        Retired; formerly Senior Vice      55       Metropolitan Series Fund, Inc.(d)
(66)                                   1997         President for Finance and
                                                    Operations and Treasurer, The
                                                    Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O. Morton         Trustee         Since        Retired; formerly Executive        55       The Clorox Company; KLA-Tencor
(71)                                   1994         Vice President, Chief                       Corporation; BEA Systems, Inc.;
                                                    Operating Officer and                       Cepheid; Pharsight Corporation; and
                                                    Director, Hewlett-Packard                   Metropolitan Series Fund, Inc.(d)
                                                    Company (computer
                                                    manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Trustee         Since        Dean, School of Business and       19       The Kroger Co.
(59)                                   1999         Public Management, George
                                                    Washington University;
                                                    formerly a member of the
                                                    Board of Governors of the
                                                    Federal Reserve System; and
                                                    Chairman and Commissioner of
                                                    the Commodity Futures Trading
                                                    Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Trustee         Since        President, Founders                55       A.P. Pharma, Inc.; and Metropolitan
(65)                                   1994         Investments Ltd.                            Series Fund, Inc.(d)
                                                    (investments); formerly
                                                    President, The Glen Ellen
                                                    Company (private investment
                                                    firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.             Trustee         Since        Jay W. Forrester Professor of      55       Metropolitan Series Fund, Inc.(d)
Scott Morton (66)                      1994         Management, Sloan School of
                                                    Management, Massachusetts
                                                    Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey        Trustee         Since        Attorney; formerly Partner,        19       SEI Investments Funds (consisting of
(72)                                   2002         Dechert (law firm)                          104 portfolios); and The
                                                                                                Massachusetts Health & Education
                                                                                                Tax-Exempt Trust
====================================================================================================================================
Interested Trustees

Richard S. Davis(+)    Trustee         Since        Chairman of the Board,             19       None
(58)                                   2000         President and Chief Executive
                                                    Officer of State Street
                                                    Research & Management
                                                    Company; formerly Senior Vice
                                                    President, Fixed Income
                                                    Investments, Metropolitan
                                                    Life Insurance Company
====================================================================================================================================
Officers

Maureen G. Depp        Vice            Since        Managing Director of State          6       None
(49)                   President       2000         Street Research & Management
                                                    Company; formerly Senior Vice
                                                    President and Vice President,
                                                    State Street Research &
                                                    Management Company
------------------------------------------------------------------------------------------------------------------------------------
Edward Dowd            Vice            Since        Vice President of State Street      3       None
(36)                   President       2003         Research & Management Company;
                                                    formerly Vice President,
                                                    Independence Investment LLC
                                                    and equity research associate,
                                                    Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin         Vice            Since        Managing Director and Chief        18       None
(44)                   President       2002         Investment Officer - Equities
                                                    of State Street Research &
                                                    Management Company; formerly
                                                    Chief Investment Officer -
                                                    U.S. Growth Equities, American
                                                    Century
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey        Vice            Since        Managing Director of State          3       None
(41)                   President       2003         Street Research & Management
                                                    Company; formerly Managing
                                                    Direct and Senior Vice
                                                    President, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Vice            Since        Managing Director, Chief           19       None
(49)                   President       2001         Financial Officer and
                                                    Director of State Street
                                                    Research & Management
                                                    Company; formerly Executive
                                                    Vice President, State Street
                                                    Research & Management
                                                    Company; and Senior Vice
                                                    President, Product and
                                                    Financial Management, MetLife
                                                    Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Ajay Mehra             Vice            Since        Managing Director - Equities        2       None
(39)                   President       2003         Research of State Street
                                                    Research & Management Company;
                                                    formerly Senior Vice
                                                    President and Portfolio
                                                    Manager, Columbia Management
                                                    Group; and Equity Research
                                                    Analyst, Morgan Stanley & Co.
------------------------------------------------------------------------------------------------------------------------------------
Denis J. Walsh, III    Vice            Since        Managing Director of State          2       None
(43)                   President       2003         Street Research & Management
                                                    Company; formerly Senior
                                                    Equity Research Analyst,
                                                    Fleet Investment Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Treasurer       Since        Senior Vice President and          19       None
(47)                                   2001         Treasurer of State Street
                                                    Research & Management Company;
                                                    formerly Vice President and
                                                    Assistant Treasurer, State
                                                    Street Research &
                                                    Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.             Secretary       Since        Managing Director, General         19       None
McNamara, III (48)                     1995         Counsel and Secretary of State
                                                    Street Research & Management
                                                    Company; formerly Executive
                                                    Vice President, State Street
                                                    Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc., is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

[LOGO] STATE STREET RESEARCH
       One Financial Center
       Boston, MA 02111-2690

                                                                ----------------
                                                                   PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
                                                                ----------------

--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

Internet   www.ssrfunds.com

E-mail     info@ssrfunds.com

Phone      1-87-SSR-FUNDS (1-877-773-8637),
           toll-free, 7 days a week, 24 hours a day
           Hearing-impaired: 1-800-676-7876
           Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail       State Street Research Service Center
           P.O. Box 8408, Boston, MA 02266-8408

Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

--------------------------------------------------------------------------------

OverView

For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.

Webcasts

For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing

For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

                                   [GRAPHIC]

                  for Excellence in Shareholder Communications

                                   [GRAPHIC]

                           for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after December 31, 2003, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2003 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp1204)SSR-LD                                      LF-2851-1203

                               FORM N-CSR(2 OF 3)

ITEM 2:

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3:

       The Registrant's Board of Directors has determined that Steve A. Garban, a member of the Registrant's Board of Directors and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent," as defined in the instructions to Form N-CSR.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Securities Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Securities Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Securities Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 31, 2003
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    December 31, 2003
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    December 31, 2003
                          ------------------------